Offerings - Offering: 1	Sep. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C common share, par value $0.01 per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	8.18
Maximum Aggregate Offering Price	$ 3,272,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 500.94
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers, in addition the number of shares stated above, an indeterminate amount of shares which may be issued pursuant to the Liberty Latin America 401(k) Savings Plan after the operation of any anti-dilution and other such provisions under the plan. Based upon the average of the high and low trading prices reported for the Registrant's Class C common shares, par value $0.01 per share, on the Nasdaq Global Select Market on September 19, 2025. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under teh Securities Act.